Consolidated Statements of Comprehensive Income (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Actuarial loss arising during the period, income tax	$ 46	$ 16	$ 47
Prior service costs arising during the period, income tax		1
Reclassification of losses to net benefit cost, income tax	10	9	7
Reclassification of prior service costs to net benefit cost, income tax	2	2	3
Net derivative instrument gains (losses) arising during the period, income tax		1	2
Reclassification of realized derivative losses to net income, income tax	$ 1	$ 3	$ 1